Financial Assets And Liabilities - Additional Information (Detail) - USD ($)				12 Months Ended
	Feb. 13, 2019	Aug. 15, 2017	Aug. 01, 2017	Dec. 31, 2021	Dec. 31, 2020	Jan. 14, 2022	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities						$ 25,000,000
Inflation wholesale price index				216.00%	200.00%
Deferral of loan repayment					$ 4,500,000
Average interest rate				40.00%	38.00%
Debt refinance					$ 45,000,000
USD
Disclosure of detailed information about financial instruments [line items]
variable interest rate				4.81%	5.69%
ARS
Disclosure of detailed information about financial instruments [line items]
variable interest rate				35.55%	38.81%
Fixed interest rate [member]
Disclosure of detailed information about financial instruments [line items]
Indebtedness subject to variable interest rates				16.00%	35.00%
Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of argentine peso depreciated					41.00%
Series A warrants [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued	5,000,000	65,000,000
Warrants issued, exercise price per share	$ 11.50	$ 11.50
Proceeds From Issuance Of Warrants		$ 18,000.00
Series A warrants [member] | Market comparable prices [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input				0.10%	0.10%
Amount of increase in Financial Obligation				$ 277,000	$ 76,000
Percentage of decrease in unobersrvable input				0.10%	0.10%		0.10%
Amount of decrease in Financial Obligation				$ 258,000	$ 66,000
Series A warrants [member] | Annualized volatility [member]
Disclosure of detailed information about financial instruments [line items]
Percentage of increase in unobersrvable input				50.00%	50.00%
Amount of increase in Financial Obligation				$ 135,000	$ 32,000
Percentage of decrease in unobersrvable input				50.00%	50.00%
Amount of decrease in Financial Obligation				$ 133,000	$ 31,000
Series A warrants [member] | Sponsor [member]
Disclosure of detailed information about financial instruments [line items]
Warrants issued			29,680,000
Warrants issued, exercise price per share			$ 11.50
Proceeds From Issuance Of Warrants			$ 14,840,000
Notes Program [member]
Disclosure of detailed information about financial instruments [line items]
Total capital amount of debt securities				$ 800,000,000